revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
revenue from contracts with customers
Customer accounts receivable	$ 1,719	$ 1,570
Accrued receivables - customer	220	180
Allowance for doubtful accounts	(94)	(46)
Total	1,845	1,704
Accrued receivables - other	159	258
Accounts receivable - current	$ 2,004	$ 1,962